Shareholders’ Equity - Schedule of RSU Granted (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of RSU Granted [Abstract]
Number of Share Options, Beginning Balance	840,239
Number of Share Options, Granted	1,324,864	862,950
Number of Share Options, Forfeited	(61,307)	(22,711)
Number of Share Options, Forfeited	(288,764)
Number of Share Options, Ending Balance	840,239	840,239